Document And Entity Information	May 12, 2026
Document Information [Line Items]
Entity, Registrant Name	PAID, Inc.
Document, Type	8-K
Document, Period End Date	May 12, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	0-28720
Entity, Tax Identification Number	73-1479833
Entity, Address, Address Line One	P.O. Box 17
Entity, Address, City or Town	Southborough
Entity, Address, State or Province	MA
Entity, Address, Postal Zip Code	01772
City Area Code	617
Local Phone Number	861-6050
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common
Trading Symbol	PAYD
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001017655